Income Tax (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax
Schedule of deferred tax assets

	As of March 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Net operating loss carry-forward	22,362,012	28,473,273
Write-off of inventory	16,479,704	26,469,677
Provision for allowance of doubtful accounts	4,973,336	201,716
Advertising fees	4,731,516	1,522,217
Other deductible expenses	—	2,794,707

Total deferred tax assets	48,546,568	59,461,590
Valuation allowance on deferred tax assets	(48,546,568)	(59,461,590)

Net deferred tax assets	—	—

Schedule of movement of the valuation allowance

RMB
Balance as of March 31, 2017	(19,470,947)
Addition	(29,075,621)
Balance as of March 31, 2018	(48,546,568)
Addition	(10,915,022)
Balance as of March 31, 2019	(59,461,590)

Schedule of reconciliations of differences between PRC statutory income tax rate and effective tax rate

	For the years
	ended
	March 31,
	2017	2018	2019
Statutory income tax rate	25%	25%	25%
Expenses not deductible for tax purposes	(6)%	(5)%	(6)%
Valuation allowance	(83)%	(40)%	(15)%
Tax effect relating to forgiveness of payables(1)	—	—	(17)%
Others	(1)%	(2)%	(1)%

Effective tax rate	(65)%	(22)%	(14)%
(1)	Represents tax effect relating to waived payables due to Hangzhou Ruhnn. Forgiveness of payables is treated as taxable income under PRC tax regulations.